Mezzanine Equity and Stockholders' Deficit - Convertible Preferred Stock (Details) - USD ($)	Sep. 30, 2024	Jul. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized		4,939,946		4,939,946
Shares Issued		4,732,044	4,732,044	4,939,946	4,939,946	4,939,946	4,939,946
Conversion of preferred stock				4,939,946
Carrying Value		$ 86,783,000	$ 86,783,000	$ 91,469,000	$ 91,469,000	$ 91,469,000	$ 91,469,000
Number of Common Stock Equivalent Shares				4,939,946
Liquidation Preference				$ 91,637,000
Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized			4,939,946	4,939,946			4,939,946
Shares Issued			4,732,044	4,939,946		4,939,946	4,939,946	4,939,946
Conversion of preferred stock			4,732,044	4,939,946			4,939,946
Carrying Value			$ 86,783,000	$ 91,469,000		$ 91,469,000	$ 91,469,000	$ 91,469,000
Number of Common Stock Equivalent Shares			4,732,044	4,939,946			4,939,946
Liquidation Preference			$ 86,936,000	$ 91,637,000			$ 91,637,000
Series A Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized				270,856
Shares Issued				270,856
Carrying Value				$ 2,500,000
Conversion Price Per Share	$ 9.23			$ 9.23
Number of Common Stock Equivalent Shares				270,856
Liquidation Preference				$ 2,500,000
Series A Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized			270,856	270,856			270,856
Shares Issued			270,856	270,856
Conversion of preferred stock			270,856	815,730			270,856
Carrying Value			$ 2,500,000	$ 2,500,000			$ 2,500,000
Conversion Price Per Share			$ 9.23	$ 9.23			$ 9.23
Number of Common Stock Equivalent Shares			270,856	270,856			270,856
Liquidation Preference			$ 2,500,000	$ 2,500,000			$ 2,500,000
Series B Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized				815,730
Shares Issued				815,730
Carrying Value				$ 10,626,000
Conversion Price Per Share	13.04			$ 13.04
Number of Common Stock Equivalent Shares				815,730
Liquidation Preference				$ 10,637,000
Series B Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized			815,730	815,730			815,730
Shares Issued			815,730	815,730
Conversion of preferred stock			815,730	981,596			815,730
Carrying Value			$ 10,626,000	$ 10,626,000			$ 10,626,000
Conversion Price Per Share			$ 13.04	$ 13.04			$ 13.04
Number of Common Stock Equivalent Shares			815,730	815,730			815,730
Liquidation Preference			$ 10,637,000	$ 10,637,000			$ 10,637,000
Series C Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized				981,596
Shares Issued				981,596
Carrying Value				$ 15,988,000
Conversion Price Per Share	16.30			$ 16.30
Number of Common Stock Equivalent Shares				981,596
Liquidation Preference				$ 16,000,000
Series C Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized			981,596	981,596			981,596
Shares Issued			981,596	981,596
Conversion of preferred stock			981,596	992,064			981,596
Carrying Value			$ 15,988,000	$ 15,988,000			$ 15,988,000
Conversion Price Per Share			$ 16.30	$ 16.30			$ 16.30
Number of Common Stock Equivalent Shares			981,596	981,596			981,596
Liquidation Preference			$ 16,000,000	$ 16,000,000			$ 16,000,000
Series D Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized				992,064
Shares Issued				992,064
Carrying Value				$ 19,990,000
Conversion Price Per Share	20.16			$ 20.16
Number of Common Stock Equivalent Shares				992,064
Liquidation Preference				$ 20,000,000
Series D Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized			992,064	992,064			992,064
Shares Issued			992,064	992,064
Conversion of preferred stock			992,064	1,879,700			992,064
Carrying Value			$ 19,990,000	$ 19,990,000			$ 19,990,000
Conversion Price Per Share			$ 20.16	$ 20.16			$ 20.16
Number of Common Stock Equivalent Shares			992,064	992,064			992,064
Liquidation Preference			$ 20,000,000	$ 20,000,000			$ 20,000,000
Series E Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized				1,879,700
Shares Issued				1,879,700
Carrying Value				$ 42,365,000
Conversion Price Per Share	$ 22.61			$ 22.61
Number of Common Stock Equivalent Shares				1,879,700
Liquidation Preference				$ 42,500,000
Series E Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized			1,879,700	1,879,700			1,879,700
Shares Issued			1,671,798	1,879,700
Conversion of preferred stock			1,671,798	4,939,946			1,879,700
Carrying Value			$ 37,679,000	$ 42,365,000			$ 42,365,000
Conversion Price Per Share			$ 22.61	$ 22.61			$ 22.61
Number of Common Stock Equivalent Shares			1,671,798	1,879,700			1,879,700
Liquidation Preference			$ 37,799,000	$ 42,500,000			$ 42,500,000